QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1%
	AEROSPACE & DEFENSE - 0.3%
1,001	Lockheed Martin Corporation	$ 473,203

	BEVERAGES - 0.7%
7,811	Coca-Cola Company (The)	484,516
2,659	PepsiCo, Inc.	484,736
		969,252
	BIOTECH & PHARMA - 1.6%
3,006	AbbVie, Inc.	479,066
1,998	Amgen, Inc. (c)	483,017
1,416	Eli Lilly and Company	486,283
4,538	Merck & Company, Inc.	482,798
11,773	Pfizer, Inc. (c)	480,338
		2,411,502
	DIVERSIFIED INDUSTRIALS - 0.3%
2,060	Illinois Tool Works, Inc. (c)	501,507

	ENGINEERING & CONSTRUCTION - 0.3%
3,034	EMCOR Group, Inc.	493,298

	FOOD - 1.1%
1,920	Hershey Company (The)	488,467
7,272	Kellogg Company	486,933
4,759	Lamb Weston Holdings, Inc.	497,411
		1,472,811
	HEALTH CARE FACILITIES & SERVICES - 0.7%
908	Chemed Corporation	488,277
3,373	Quest Diagnostics, Inc.	477,212
		965,489
	HOUSEHOLD PRODUCTS - 1.0%
3,029	Clorox Company (The) (c)	479,309
6,484	Colgate-Palmolive Company	487,273
3,663	Kimberly-Clark Corporation	491,647
		1,458,229

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	INSURANCE - 1.0%
4,029	American Financial Group, Inc.	$ 489,524
10,090	American International Group, Inc.	508,132
1,539	Aon PLC, CLASS A	485,231
		1,482,887
	LEISURE FACILITIES & SERVICES - 0.7%
22,637	Wendy's Company (The)	493,034
7,302	Wyndham Hotels & Resorts, Inc.	495,441
		988,475
	MACHINERY - 1.1%
1,226	Deere & Company(c)	506,191
2,959	Lincoln Electric Holdings, Inc. (c)	500,367
4,414	Toro Company (The)	490,660
		1,497,218
	PUBLISHING & BROADCASTING - 0.4%
5,589	World Wrestling Entertainment, Inc., Class A(c)	510,052

	RETAIL - DISCRETIONARY - 0.3%
6,354	TJX Companies, Inc. (The)	497,899

	TELECOMMUNICATIONS - 0.3%
12,648	Verizon Communications, Inc.	491,881

	WHOLESALE - CONSUMER STAPLES - 0.3%
6,381	Sysco Corporation(c)	492,805

	TOTAL COMMON STOCKS (Cost $14,679,423)	14,706,508

	EXCHANGE-TRADED FUNDS — 40.0%
	EQUITY - 7.5%
280,958	Alerian MLP ETF(c)	10,859,027

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 40.0% (Continued)
	FIXED INCOME - 32.5%
203,160	Invesco Preferred ETF(c)			$ 2,332,277
334,434	Invesco Senior Loan ETF(c)			6,956,227
193,309	iShares Floating Rate Bond ETF(c)			9,740,841
25,580	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			2,335,710
461,385	ProShares Short 20+ Year Treasury(c)			9,749,064
69,870	SPDR Bloomberg Convertible Securities ETF			4,686,181
148,880	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF(c)			6,970,562
98,658	VanEck Vectors Intermediate Muni ETF			4,584,637
				47,355,499

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,505,305)			58,214,526

Shares
	SHORT-TERM INVESTMENTS — 47.1%
	MONEY MARKET FUNDS - 47.1%
34,282,732	Fidelity Government Portfolio, Class I, 4.71%(a)			34,282,732
34,282,732	First American Government Obligations Fund, Class Z, 4.60%(a)			34,282,732
	TOTAL MONEY MARKET FUNDS (Cost $68,565,464)			68,565,464

	TOTAL SHORT-TERM INVESTMENTS (Cost $68,565,464)			68,565,464
Units
	COLLATERAL FOR SECURITIES LOANED - 22.5%
32,755,805	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (a)(b)			32,755,805
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $32,755,805)

	TOTAL INVESTMENTS - 119.7% (Cost $174,505,997)			$ 174,242,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7)%			(28,719,341)
	NET ASSETS - 100.0%			$ 145,522,962

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
39	CME E-Mini Standard & Poor's 500 Index Futures	06/16/2023	$ 8,068,613	$ (451,802)
151	Ultra U.S. Treasury Bond Futures	06/21/2023	21,309,875	92,623
	TOTAL FUTURES CONTRACTS			$ (359,179)

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(b)	Security purchased with cash proceeds of securities lending collateral.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $31,988,128 at March 31, 2023.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.9%
	EQUITY - 47.9%
79,191	iShares MSCI EAFE ETF(c)	$ 5,663,740
46,947	iShares MSCI Emerging Markets ETF	1,852,529
133,203	iShares Russell 1000 Growth ETF(c)	32,545,489
41,822	iShares Russell Mid-Cap Growth ETF	3,807,893
180,346	Technology Select Sector SPDR Fund(c)	27,234,049
70,783	Vanguard Information Technology ETF	27,284,723
		98,388,423

	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,411,554)	98,388,423

	SHORT-TERM INVESTMENTS — 52.1%
	MONEY MARKET FUNDS - 52.1%
53,467,824	Fidelity Government Portfolio, Class I, 4.71%(a)	53,467,824
53,467,824	First American Government Obligations Fund, Class Z, 4.60%(a)	53,467,824
	TOTAL MONEY MARKET FUNDS (Cost $106,935,648)	106,935,648

	TOTAL SHORT-TERM INVESTMENTS (Cost $106,935,648)	106,935,648
Units
	COLLATERAL FOR SECURITIES LOANED — 15.5%
31,950,691	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (a)(b)	31,950,691
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $31,950,691)

	TOTAL INVESTMENTS - 115.5% (Cost $231,297,893)	$ 237,274,762
	LIABILITIES IN EXCESS OF OTHER ASSETS- (15.5)%	(31,867,894)
	NET ASSETS - 100.0%	$ 205,406,868

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(b) (c)	Security purchased with cash proceeds of securities lending collateral. All or a portion of the security is on loan. Total loaned securities had a value of $31,687,915 at March 31, 2023.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.3%
	EQUITY - 39.4%
832	Consumer Staples Select Sector SPDR Fund	$ 62,159
1,096	Fidelity MSCI Consumer Staples Index ETF	49,484
950	Fidelity MSCI Industrials Index ETF	50,246
68	Fidelity MSCI Information Technology Index ETF	7,749
176	Fidelity MSCI Utilities Index ETF	7,712
65	First Trust Industrials/Producer Durables AlphaDEX Fund	3,611
2,397	First Trust Indxx Innovative Transaction & Process ETF	89,504
228	First Trust MultiCap Growth AlphaDEX Fund	22,328
2,092	First Trust Utilities AlphaDEX Fund	68,670
291	Global X US Infrastructure Development ETF	8,250
227	Invesco DWA Consumer Staples Momentum ETF	19,548
289	Invesco DWA Energy Momentum ETF	11,520
72	Invesco DWA Technology Momentum ETF(a)	9,414
244	Invesco Dynamic Biotechnology & Genome ETF(a)	15,315
152	Invesco Dynamic Building & Construction ETF	6,975
2,205	Invesco Dynamic Food & Beverage ETF	102,201
583	Invesco RAFI Strategic US ETF	22,329
567	Invesco S&P 500 Equal Weight Consumer Staples ETF	96,631
256	Invesco S&P 500 Equal Weight Industrials ETF	48,036
155	Invesco S&P 500 Equal Weight Technology ETF	42,777
104	Invesco S&P 500 Equal Weight Utilities ETF	11,794
340	Invesco S&P 500 GARP ETF	29,002
796	Invesco S&P 500 Quality ETF	37,667
1,099	Invesco S&P SmallCap Quality ETF	37,177
475	Invesco Water Resources ETF	25,341
123	iShares Biotechnology ETF	15,887
835	iShares Global Energy ETF	31,530
2,713	iShares Global Infrastructure ETF	129,409
675	iShares Global Tech ETF	36,693
915	iShares MSCI Agriculture Producers ETF	38,494
541	iShares U.S. Energy ETF	23,669
76	iShares U.S. Healthcare ETF	20,753
422	iShares U.S. Medical Devices ETF	22,780
588	iShares U.S. Oil Equipment & Services ETF	11,360

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.3% (Continued)
	EQUITY - 39.4% (Continued)
428	iShares US Aerospace & Defense ETF	$ 49,254
158	iShares US Consumer Goods ETF	31,478
1,195	iShares US Infrastructure ETF	44,597
71	iShares US Utilities ETF	5,943
214	Pacer US Small Cap Cash Cows 100 ETF	8,145
6,117	Schwab Fundamental Emerging Markets Large Company Index ETF	159,347
823	Siren DIVCON Leaders Dividend ETF(d)	43,677
78	SPDR S&P Health Care Services ETF	6,744
249	SPDR S&P Metals & Mining ETF	13,237
40	SPDR S&P Oil & Gas Equipment & Services ETF	3,008
206	SPDR S&P Oil & Gas Exploration & Production ETF	26,284
76	Technology Select Sector SPDR Fund	11,477
421	VanEck Agribusiness ETF	36,568
39	VanEck Oil Services ETF	10,808
424	VanEck Vectors Pharmaceutical ETF	32,915
119	Vanguard Consumer Staples ETF	23,029
153	Vanguard Industrials ETF	29,148
30	Vanguard Utilities ETF	4,426
2,206	WisdomTree International Hedged Quality Dividend	86,961
243	WisdomTree US SmallCap Fund	10,502
		1,853,563
	FIXED INCOME - 0.1%
64	iShares Convertible Bond ETF	4,648

	SPECIALTY - 4.8%
191	Invesco CurrencyShares British Pound Sterling Trust(a)	22,677
861	Invesco CurrencyShares Euro Currency Trust	86,264
6,636	WisdomTree Emerging Currency Strategy Fund	116,097
		225,038

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,057,633)	2,083,249

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 31.5%
	ALTERNATIVE - 28.4%
708	AlphaCentric Premium Opportunity Fund, Class I(a)	$ 17,390
7,316	AlphaSimplex Managed Futures Strategy Fund, Class Y	68,551
14,648	AQR Alternative Risk Premia Fund, Class I(a)	137,252
12,902	AQR Equity Market Neutral Fund, Class I	114,570
17,166	AQR Macro Opportunities Fund, Class I	181,273
24,330	AQR Managed Futures Strategy Fund, Class I	202,182
21,375	Campbell Systematic Macro Fund, Class I	207,123
12,954	Destinations Multi Strategy Alternatives Fund, Class I	129,539
14,819	Dunham Long/Short Credit Fund, Class N	129,521
6,271	FS Multi-Strategy Alternatives Fund, Class I	68,354
4,086	Merger Fund (The), Institutional Class	68,359
564	Redwood Systematic Macro Trend Smart Fund, Class I	10,225
		1,334,339
	FIXED INCOME - 3.1%
15,955	PIMCO Credit Opportunities Bond Fund, Institutional Class	148,060

	TOTAL OPEN END FUNDS (Cost $1,484,834)	1,482,399

	SHORT-TERM INVESTMENTS — 20.5%
	MONEY MARKET FUNDS - 20.5%
482,591	Fidelity Government Portfolio, Class I, 4.71%(b)	482,591
482,592	First American Government Obligations Fund, Class Z, 4.60%(b)	482,592
	TOTAL MONEY MARKET FUNDS (Cost $965,183)	965,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $965,183)	965,183

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED - 1.1%
53,500	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (b)(c)			$ 53,500
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $53,500)

	TOTAL INVESTMENTS - 97.4% (Cost $4,561,150)			$ 4,584,331
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			124,100
	NET ASSETS - 100.0%			$ 4,708,431

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	06/16/2023	$ 266,036	$ 9,781
TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
4	Ultra U.S. Treasury Bond Futures	06/21/2023	$ 564,500	$ 2,500
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)	Non-income producing security. Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	All or a portion of the security is on loan. Total loaned securities had a value of $53,070 at March 31, 2023.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	EQUITY - 0.2%
650	Invesco QQQ Trust Series 1(d)			$ 208,605

	TOTAL EXCHANGE-TRADED FUNDS (Cost $200,219)			208,605

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 17.7%
	AUTOMOTIVE — 0.7%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	951,410

	BANKING — 2.1%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	973,326
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	980,671
1,000,000	PNC Financial Services Group, Inc. (The)	3.9000	04/29/24	980,160
				2,934,157
	DIVERSIFIED INDUSTRIALS — 0.7%
1,000,000	General Electric Company	3.4500	05/15/24	982,001

	ELECTRIC UTILITIES — 1.4%
1,000,000	Enel Generacion Chile S.A.(d)	4.2500	04/15/24	977,001
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	957,893
				1,934,894
	GAS & WATER UTILITIES — 0.7%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	981,382

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
1,000,000	Bank of New York Mellon Corporation (The)	0.5000	04/26/24	951,413
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	980,241
1,000,000	Goldman Sachs Group, Inc. (The)	0.8000	03/25/24	957,280
				2,888,934
	MACHINERY — 0.7%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	971,777

	MEDICAL EQUIPMENT & DEVICES — 0.7%

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.7% (Continued)
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$ 981,612

	OIL & GAS SERVICES & EQUIPMENT — 0.7%
1,000,000	Schlumberger Holdings Corporation(a)	3.7500	05/01/24	992,345

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,000,000	Welltower, Inc.	3.6250	03/15/24	979,102

	RETAIL - CONSUMER STAPLES — 0.7%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	957,828

	SPECIALTY FINANCE — 2.2%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	982,472
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,991,372
				2,973,844
	TECHNOLOGY HARDWARE — 1.4%
1,000,000	Apple, Inc.	3.0000	02/09/24	988,637
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	961,865
				1,950,502
	TECHNOLOGY SERVICES — 0.7%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	981,430

	TELECOMMUNICATIONS — 0.7%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	959,365

	TRANSPORTATION & LOGISTICS — 1.5%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	982,585
1,000,000	Union Pacific Corporation	3.6460	02/15/24	985,607
				1,968,192
	TOTAL CORPORATE BONDS (Cost $25,422,743)			24,388,775

	U.S. GOVERNMENT & AGENCIES — 2.9%

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.9% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 1.5%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$ 2,004,187

	GOVERNMENT SPONSORED — 1.4%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,994,474

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,998,661

	CERTIFICATE OF DEPOSIT — 10.5%
	AUTOMOTIVE - 0.7%
1,000,000	BMW Bank of North America	0.5500	07/30/24	942,654

	BANKING - 9.8%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,003,605
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	989,744
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	942,764
1,000,000	Greenstate Credit Union	0.5000	07/19/24	942,794
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	Sallie Mae Bank	0.5500	07/22/24	942,269
1,000,000	State Bank of India	0.6000	08/30/24	939,604
1,000,000	Synchrony Bank	0.6500	09/17/24	938,716
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	943,927
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	941,995
1,000,000	UBS Bank USA	0.5500	08/12/24	940,876
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,427
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				13,518,229

	TOTAL CERTIFICATE OF DEPOSIT (Cost $14,998,614)			14,460,883

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 29.3%
	MONEY MARKET FUNDS - 29.3%
20,177,799	Fidelity Government Portfolio, Class I, 4.71%(b)			$ 20,177,799
20,177,799	First American Government Obligations Fund, Class Z, 4.60%(b)			20,177,799
	TOTAL MONEY MARKET FUNDS (Cost $40,355,598)			40,355,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,355,598)			40,355,598
Units
	COLLATERAL FOR SECURITIES LOANED - 0.4%
487,206	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (b)(c)			487,206
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $487,206)

	TOTAL INVESTMENTS - 61.0% (Cost $85,464,380)			$ 83,899,728
	OTHER ASSETS IN EXCESS OF LIABILITIES- 39.0%			53,673,353
	NET ASSETS - 100.0%			$ 137,573,081

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,036	CME E-Mini NASDAQ 100 Index Futures	06/16/2023	$ 275,613,296	$ 14,673,077
	TOTAL FUTURES CONTRACTS

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $1,950,173 or 1.4% of net assets.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	All or a portion of the security is on loan. Total loaned securities had a value of $477,568 at March 31, 2023.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.3%
	EQUITY - 0.3%
350	SPDR S&P 500 ETF Trust			$ 143,287

	TOTAL EXCHANGE-TRADED FUNDS (Cost $141,066)			143,287

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.3%
	SPECIALTY FINANCE — 2.3%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	995,687

	TOTAL CORPORATE BONDS (Cost $1,000,000)			995,687

	U.S. GOVERNMENT & AGENCIES — 4.6%
	GOVERNMENT OWNED, NO GUARANTEE — 2.3%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	996,144

	GOVERNMENT SPONSORED — 2.3%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	1,001,552

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,696

	CERTIFICATE OF DEPOSIT — 9.1%
	BANKING - 9.1%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,426
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				3,991,934

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,001)			3,991,934

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 75.4%
	MONEY MARKET FUNDS - 75.4%
16,485,182	Fidelity Government Portfolio, Class I, 4.71%(a)			$ 16,485,182
16,485,183	First American Government Obligations Fund, Class Z, 4.60%(a)			16,485,183
	TOTAL MONEY MARKET FUNDS (Cost $32,970,365)			32,970,365

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,970,365)			32,970,365

	TOTAL INVESTMENTS - 91.7% (Cost $40,111,432)			$ 40,098,969
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%			3,641,407
	NET ASSETS - 100.0%			$ 43,740,376

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
255	CME E-Mini Standard & Poor's 500 Index Futures	06/16/2023	$ 52,756,313	$ (563,921)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
300	iShares 20+ Year Treasury Bond ETF			$ 31,911

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,415)			31,911

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 26.2%
	AUTOMOTIVE — 1.1%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	951,410

	BANKING — 2.2%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	980,671
1,000,000	PNC Financial Services Group, Inc. (The)	3.9000	04/29/24	980,160
				1,960,831
	DIVERSIFIED INDUSTRIALS — 1.1%
1,000,000	General Electric Company	3.4500	05/15/24	982,001

	ELECTRIC UTILITIES — 2.1%
1,000,000	Enel Generacion Chile S.A.(e)	4.2500	04/15/24	977,001
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	957,893
				1,934,894
	ENTERTAINMENT CONTENT — 1.1%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,020,388

	GAS & WATER UTILITIES — 1.1%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	981,382

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation (The)	0.5000	04/26/24	951,413

	MACHINERY — 1.1%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	971,777

	MEDICAL EQUIPMENT & DEVICES — 1.1%

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.1% (Continued)
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$ 981,612

	OIL & GAS SERVICES & EQUIPMENT — 1.1%
1,000,000	Schlumberger Holdings Corporation(b)	3.7500	05/01/24	992,345

	REAL ESTATE INVESTMENT TRUSTS — 2.2%
1,000,000	Ventas Realty, LP	3.5000	04/15/24	977,039
1,000,000	Welltower, Inc.	3.6250	03/15/24	979,102
				1,956,141
	RETAIL - CONSUMER STAPLES — 1.1%
1,000,000	7-Eleven, Inc.(b)	0.8000	02/10/24	957,828

	SPECIALTY FINANCE — 3.2%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	982,472
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,991,372
				2,973,844
	TECHNOLOGY HARDWARE — 2.2%
1,000,000	Apple, Inc.	3.0000	02/09/24	988,637
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	961,865
				1,950,502
	TECHNOLOGY SERVICES — 1.1%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	981,430

	TELECOMMUNICATIONS — 1.1%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	959,365

	TRANSPORTATION & LOGISTICS — 2.2%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	982,585
1,000,000	Union Pacific Corporation	3.6460	02/15/24	985,607
				1,968,192
	TOTAL CORPORATE BONDS (Cost $24,458,185)			23,475,355

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	GOVERNMENT OWNED, NO GUARANTEE — 2.3%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$ 2,004,187

	GOVERNMENT SPONSORED — 2.2%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,994,474

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,998,661

	CERTIFICATE OF DEPOSIT — 15.0%
	AUTOMOTIVE - 1.0%
1,000,000	BMW Bank of North America	0.5500	07/30/24	942,654

	BANKING - 14.0%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,003,605
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	942,764
1,000,000	Greenstate Credit Union	0.5000	07/19/24	942,794
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	Sallie Mae Bank	0.5500	07/22/24	942,269
1,000,000	State Bank of India	0.6000	08/30/24	939,604
1,000,000	Synchrony Bank	0.6500	09/17/24	938,716
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	943,927
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	941,995
1,000,000	UBS Bank USA	0.5500	08/12/24	940,876
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,427
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				12,528,485

	TOTAL CERTIFICATE OF DEPOSIT (Cost $13,998,614)			13,471,139

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 17.5%
	MONEY MARKET FUNDS - 17.5%
7,872,836	Fidelity Government Portfolio, Class I, 4.71%(c)			$ 7,872,836
7,872,835	First American Government Obligations Fund, Class Z, 4.60%(c)			7,872,835
	TOTAL MONEY MARKET FUNDS (Cost $15,745,671)			15,745,671

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,745,671)			15,745,671
Units
	COLLATERAL FOR SECURITIES LOANED - 0.9%
796,190	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (c)(d)			796,190
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $796,190)

	TOTAL INVESTMENTS - 64.1% (Cost $59,030,075)			$ 57,518,927
	OTHER ASSETS IN EXCESS OF LIABILITIES- 35.9%			32,277,495
	NET ASSETS - 100.0%			$ 89,796,422

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
345	Ultra U.S. Treasury Bond Futures	06/21/2023	$ 48,688,125	$ 168,498
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LP	- Limited Partnership

(a)	Amount is less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $1,950,173 or 2.2% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $770,756 at March 31, 2023.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	SPECIALTY - 0.1%
3,000	Invesco DB US Dollar Index Bullish Fund			$ 83,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,851)			83,640

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.8%
	SPECIALTY FINANCE — 0.8%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	995,687

	TOTAL CORPORATE BONDS (Cost $1,000,000)			995,687

	U.S. GOVERNMENT & AGENCIES — 1.5%
	GOVERNMENT OWNED, NO GUARANTEE — 0.7%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	996,144

	GOVERNMENT SPONSORED — 0.8%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	1,001,552

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,696

	CERTIFICATE OF DEPOSIT — 3.1%
	BANKING - 3.1%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,426
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				3,991,934

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,991,934

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 81.7%
	MONEY MARKET FUNDS - 81.7%
49,728,640	Fidelity Government Portfolio, Class I, 4.71%(a)			$ 49,728,640
5,358,583	First American Government Obligations Fund, Class X, 4.64%(a)(b)			5,358,583
49,728,641	First American Government Obligations Fund, Class Z, 4.60%(a)			49,728,641
	TOTAL MONEY MARKET FUNDS (Cost $104,815,864)			104,815,864

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,815,864)			104,815,864

	TOTAL INVESTMENTS - 87.2% (Cost $111,899,715)			$ 111,884,821
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.8%			16,388,499
	NET ASSETS - 100.0%			$ 128,273,320

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
1,230	NYBOT FINEX United States Dollar Index Futures	06/16/2023	$ 125,688,780	$ (2,429,029)
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
589,900	Vanguard European Stock Index Fund ETF	$ 35,954,405	USD SOFR plus 35 bp	4/25/2024	BRC	$ 1,842,165

BRC - Barclays Capital
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 2.9%
2,103	Crocs, Inc.(a)	$ 265,903
213,541	Hanesbrands, Inc.	1,123,226
		1,389,129
	AUTOMOTIVE - 0.9%
2,735	Visteon Corporation(a)	428,930

	CHEMICALS - 7.6%
1,271	Albemarle Corporation	280,942
5,184	CF Industries Holdings, Inc.	375,788
17,592	Ingevity Corporation(a)	1,258,180
34,779	Koppers Holdings, Inc.	1,216,222
87,627	Rayonier Advanced Materials, Inc.(a)	549,421
		3,680,553
	COMMERCIAL SUPPORT SERVICES - 0.5%
15,544	Kelly Services, Inc., Class A	257,875

	CONTAINERS & PACKAGING - 8.4%
49,923	Greif, Inc., Class A	3,163,620
37,807	O-I Glass, Inc.(a)	858,597
		4,022,217
	ENGINEERING & CONSTRUCTION - 8.2%
8,341	Comfort Systems USA, Inc.	1,217,452
8,608	EMCOR Group, Inc.	1,399,575
32,607	Granite Construction, Inc.	1,339,496
		3,956,523
	HOME & OFFICE PRODUCTS - 0.8%
9,318	Tempur Sealy International, Inc.	367,968

	HOME CONSTRUCTION - 1.1%
4,363	Griffon Corporation	139,660
9,678	Taylor Morrison Home Corporation(a)	370,280
		509,940

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HOTEL REITS - 0.3%
17,023	Sunstone Hotel Investors, Inc. (d)	$ 168,187

	INDUSTRIAL SUPPORT SERVICES - 2.6%
3,243	United Rentals, Inc.	1,283,450

	INSURANCE - 11.2%
33,129	Selective Insurance Group, Inc.	3,158,188
31,714	Voya Financial, Inc. (d)	2,266,282
		5,424,470
	MACHINERY - 2.3%
23,337	Terex Corporation	1,129,044

	METALS & MINING - 5.4%
61,925	Livent Corporation(a)	1,345,011
143,222	SunCoke Energy, Inc.	1,286,134
		2,631,145
	OIL & GAS PRODUCERS - 9.1%
7,606	Callon Petroleum Company(a)	254,345
21,381	Marathon Petroleum Corporation	2,882,800
14,644	Occidental Petroleum Corporation(d)	914,225
1,882	Pioneer Natural Resources Company	384,380
		4,435,750
	OIL & GAS SERVICES & EQUIPMENT - 6.6%
139,289	Core Laboratories N.V.	3,071,322
6,790	NOV, Inc.	125,683
		3,197,005
	RETAIL - DISCRETIONARY - 4.1%
10,767	Abercrombie & Fitch Company, Class A(a)	298,784
26,377	Academy Sports & Outdoors, Inc.	1,721,100
		2,019,884
	SPECIALTY FINANCE - 1.7%
26,932	Bread Financial Holdings, Inc.	816,578

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	STEEL - 3.9%
26,622	ATI, Inc.(a)	$ 1,050,504
17,650	Commercial Metals Company	863,085
		1,913,589
	TECHNOLOGY SERVICES - 4.4%
35,082	Cognizant Technology Solutions Corporation, Class A	2,137,546

	TRANSPORTATION & LOGISTICS - 1.8%
9,635	Ryder System, Inc.	859,827

	WHOLESALE - CONSUMER STAPLES - 8.8%
30,705	Performance Food Group Company(a)(d)	1,852,740
31,281	Sysco Corporation	2,415,831
		4,268,571
	WHOLESALE - DISCRETIONARY - 5.6%
20,412	Veritiv Corporation(d)	2,758,477

	TOTAL COMMON STOCKS (Cost $50,447,766)	47,656,658

	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
1,131,682	Fidelity Government Portfolio, Class I, 4.71%(b)	1,131,682
1,131,682	First American Government Obligations Fund, Class Z, 4.60%(b)	1,131,682
	TOTAL MONEY MARKET FUNDS (Cost $2,263,364)	2,263,364

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,263,364)	2,263,364

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Units		Fair Value
COLLATERAL FOR SECURITIES LOANED - 4.7%
10,560,129	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (b)(c)	$ 10,560,129
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,560,129)

	TOTAL INVESTMENTS - 124.7% (Cost $63,271,259)	$ 60,480,151
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%	(11,976,538)
	NET ASSETS - 100.0%	$ 48,503,613

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	All or a portion of the security is on loan. Total loaned securities had a value of $10,504,112 at March 31, 2023.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.1%
	EQUITY - 52.1%
142,616	Technology Select Sector SPDR Fund(c)	$ 21,536,441
55,833	Vanguard Information Technology ETF	21,521,947
		43,058,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,872,405)	43,058,388

	SHORT-TERM INVESTMENTS — 47.9%
	MONEY MARKET FUNDS - 47.9%
19,815,462	Fidelity Government Portfolio, Class I, 4.71%(a)	19,815,462
19,815,461	First American Government Obligations Fund, Class Z, 4.60%(a)	19,815,461
	TOTAL MONEY MARKET FUNDS (Cost $39,630,923)	39,630,923

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,630,923)	39,630,923
Units
	COLLATERAL FOR SECURITIES LOANED — 25.9%
21,446,136	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (a)(b)	21,446,136
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,446,136)

	TOTAL INVESTMENTS - 125.9% (Cost $99,949,464)	$ 104,135,447
	LIABILITIES IN EXCESS OF OTHER ASSETS- (25.9)%	(21,402,063)
	NET ASSETS - 100.0%	$ 82,733,384

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(b)	Security purchased with cash proceeds of securities lending collateral.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $21,306,454 at March 31, 2023.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 25.5%
	EQUITY - 25.5%
4,352	Invesco QQQ Trust Series 1	$ 1,396,687
12,847	Invesco S&P 500 Equal Weight ETF	1,857,933
29,592	Invesco S&P 500 Low Volatility ETF	1,846,541
15,052	Vanguard Dividend Appreciation ETF	2,318,158
25,009	Vanguard International Dividend Appreciation ETF	1,842,663
		9,261,982

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,110,539)	9,261,982

	SHORT-TERM INVESTMENTS — 77.1%
	MONEY MARKET FUNDS - 77.1%
13,994,372	Fidelity Government Portfolio, Class I, 4.71%(a)	13,994,372
13,994,371	First American Government Obligations Fund, Class Z, 4.60%(a)	13,994,371
	TOTAL MONEY MARKET FUNDS (Cost $27,988,743)	27,988,743

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,988,743)	27,988,743

	TOTAL INVESTMENTS - 102.6% (Cost $37,099,282)	$ 37,250,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(955,958)
	NET ASSETS - 100.0%	$ 36,294,767

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	FIXED INCOME - 0.2%
900	iShares 20+ Year Treasury Bond ETF			$ 95,733

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,099)			95,733

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.4%
	SPECIALTY FINANCE — 2.4%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	995,687

	TOTAL CORPORATE BONDS (Cost $1,000,000)			995,687

	U.S. GOVERNMENT & AGENCIES — 4.8%
	GOVERNMENT OWNED, NO GUARANTEE — 2.4%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	996,144

	GOVERNMENT SPONSORED — 2.4%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	1,001,552

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,696

	CERTIFICATE OF DEPOSIT — 9.7%
	BANKING - 9.7%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,426
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				3,991,934

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,991,934

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 75.6%
	MONEY MARKET FUNDS - 75.6%
15,554,021	Fidelity Government Portfolio, Class I, 4.71%(a)			$ 15,554,021
15,554,022	First American Government Obligations Fund, Class Z, 4.60%(a)			15,554,022
	TOTAL MONEY MARKET FUNDS (Cost $31,108,043)			31,108,043

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,108,043)			31,108,043

	TOTAL INVESTMENTS - 92.7% (Cost $38,203,142)			$ 38,189,093
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.3%			2,986,151
	NET ASSETS - 100.0%			$ 41,175,244

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
158	Ultra U.S. Treasury Bond Futures	06/21/2023	$ 22,297,750	$ 76,741
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.